MFA 2026-NQM1 Trust ABS-15G

Exhibit 99.8 - Schedule 2

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	xxxxx9672	Closed	2025-12-14 21:26	2025-12-16 13:59	Waived	2 - Non-Material	B	B	Property	Appraisal	Property/Appraisal General	Waived-Exception Factor page no#459, Exception for "Subject Property" Loan File "15000 Deferred Maintenance (line adjustment made on appraisal) for completion of bathroom remodel. Guideline Requirement is "Max Deferred Maintenance is $XXXX per loan program guidelines. - Due Diligence XXXXXX-XX/XX/XXXX	Waived-Exception Factor page no#459, Exception for "Subject Property" Loan File "15000 Deferred Maintenance (line adjustment made on appraisal) for completion of bathroom remodel. Guideline Requirement is "Max Deferred Maintenance is $XXXX per loan program guidelines. - Due Diligence XXXXXX-XX/XX/XXXX	DTI is XX.XX%. Maximum allowed per guidelines is XX%.
LTV is XX.XX%. Maximum allowed per guidelines is XX%.
CLTV is XX.XX%. Maximum allowed per guidelines is XX%.
Residual Income is $XXXXX.XX. Minimum Residual Income required per guidelines is $XXXX.
Borrower(s) have XX.XX months Reserves. Minimum required per guidelines is X months.
Borrower Housing History is 0X30,  XX months. Housing History required per guidelines is 0X60, XX months.
Bankruptcy Seasoning Loan File is "N/A" allowed per guidelines is XX
Housing Event Seasoning Loan File is "XX Months , allowed per guidelines is  "XX Months".
																			Job Stability is XX Minimum required per guidelines is X.	CA	Primary Residence	Refinance	Cash Out - Other	6617420	Originator Pre-Close	Yes
XXXX	xxxxx1632			Closed	2025-12-18 10:12	2025-12-23 05:14	Waived	2 - Non-Material	C	B	Credit	Eligibility	Ineligible Borrower per program guidelines	Waived-Client elects to waive with the following compensating factors. - Due Diligence XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX Open-Guidelines do not allow entity to sign note Guidelines do not allow business entities to sign Note. Provide Exception. - Due Diligence XXXXXX-XX/XX/XXXX	Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX	Waived-Client elects to waive with the following compensating factors. - Due Diligence XXXXXX-XX/XX/XXXX	XXXXXXX XXX.pdf		Credit Score - Loan File XXX, GL Requirement Min XXX Reserves- Loan File XX.XX months, GL Requirement X months Residual Income- Loan File $XX,XXX.XX, GL Requirement $XXXX	NJ	Investment	Purchase	NA	6686808	Originator Post-Close	Yes
XXXX	xxxxx1409			Closed	2025-12-29 09:06	2025-12-30 07:30	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-Prime Plus matrix: Only have to prove that extension has been requested/filed. Resolved - Due Diligence XXXXXX-XX/XX/XXXX Ready for Review-Prime Plus matrix: Only have to prove that extension has been requested/filed. - XXXXXX-XX/XX/XXXX Open-Loan does not conform to program guidelines Borrower X- EAD Identification expired on XX/XX/XX and the I-797C Notice of Action Dated X/XX/XXXX on page XXX does not provide extension dated. Provide supporting documentation of extension of the date for the EAD. - Due Diligence XXXXXX-XX/XX/XXXX	Ready for Review-Prime Plus matrix: Only have to prove that extension has been requested/filed. - XXXXXX-XX/XX/XXXX	Resolved-Prime Plus matrix: Only have to prove that extension has been requested/filed. Resolved - Due Diligence XXXXXX-XX/XX/XXXX				MD	Primary Residence	Purchase	NA	6832972	N/A	N/A
XXXX	xxxxx1409	Closed	2025-12-21 23:23	2025-12-22 12:21	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Maryland - Higher Priced Mortgage Loan (First Lien 06/2013)(Conforming)	Resolved-Under the Regulations adopted by the XXXXXXXX Commissioner of Financial Regulation, as applicable to Mortgage Lenders, this is a Higher-Priced Mortgage. The loan's APR of (X.XXX%) equals or exceeds the XXXXXXXX Higher-Priced Mortgage threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (X.XX%). (XXXXX XX.XX.XX.XX(B)(XX); XX CFR XXXXX.XX(a)(X)(X)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX____ and the Final Closing disclosure on Pg#’s XXX ____ reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX _____ An interior and exterior appraisal was completed for this property – see pg XX-XX____ , the appraisal disclosure was provided to the borrower(s)- see Pg#’s_XXX__ , and copy of the appraisal was given to the borrower – see Pg#’sXXX _____ for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence XXXXXX-XX/XX/XXXX

Open- - Due Diligence XXXXXX-XX/XX/XXXX

Open- - Due Diligence XXXXXX-XX/XX/XXXX

Open- - Due Diligence XXXXXX-XX/XX/XXXX	Resolved-Under the Regulations adopted by the XXXXXXXX Commissioner of Financial Regulation, as applicable to Mortgage Lenders, this is a Higher-Priced Mortgage. The loan's APR of (X.XXX%) equals or exceeds the XXXXXXXX Higher-Priced Mortgage threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (X.XX%). (XXXXX XX.XX.XX.XX(B)(XX); XX CFR XXXXX.XX(a)(X)(X)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX____ and the Final Closing disclosure on Pg#’s XXX ____ reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX _____ An interior and exterior appraisal was completed for this property – see pg XX-XX____ , the appraisal disclosure was provided to the borrower(s)- see Pg#’s_XXX__ , and copy of the appraisal was given to the borrower – see Pg#’sXXX _____ for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence XXXXXX-XX/XX/XXXX

																				MD	Primary Residence	Purchase	NA	6728561	N/A	N/A
XXXX	xxxxx1409	Closed	2025-12-21 23:23	2025-12-22 12:21	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXXX.XX(a)(X)(X)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX____ and the Final Closing disclosure on Pg#’s XXX ____ reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX _____ An interior and exterior appraisal was completed for this property – see pg XX-XX____ , the appraisal disclosure was provided to the borrower(s)- see Pg#’s_XXX__ , and copy of the appraisal was given to the borrower – see Pg#’sXXX _____ for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence XXXXXX-XX/XX/XXXX

Open- - Due Diligence XXXXXX-XX/XX/XXXX

Open- - Due Diligence XXXXXX-XX/XX/XXXX

Open- - Due Diligence XXXXXX-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXXX.XX(a)(X)(X)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX____ and the Final Closing disclosure on Pg#’s XXX ____ reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX _____ An interior and exterior appraisal was completed for this property – see pg XX-XX____ , the appraisal disclosure was provided to the borrower(s)- see Pg#’s_XXX__ , and copy of the appraisal was given to the borrower – see Pg#’sXXX _____ for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence XXXXXX-XX/XX/XXXX

																				MD	Primary Residence	Purchase	NA	6728562	N/A	N/A
XXXX	xxxxx1667			Closed	2025-12-19 01:33	2025-12-20 08:07	Waived	2 - Non-Material	B	B	Credit	Missing Doc	Missing rent comparable schedule form 1007	Waived-Exception page XXX. Exception Reason: OTHER- Exception to use appraisal without a XXXX (no rental income being used) - Due Diligence XXXXXX-XX/XX/XXXX		Waived-Exception page XXX. Exception Reason: OTHER- Exception to use appraisal without a XXXX (no rental income being used) - Due Diligence XXXXXX-XX/XX/XXXX			Credit Score - Loan File XXX, GL Requirement Min XXX. Reserves- Loan File XX.XX months, GL Requirement Min X + X additional months required = X months. Residual Income- Loan File $XX,XXX.XX , GL Requirement $X,XXX Borrower Contribution - Loan File - XX%, GL Requirement XX% of sales price Consumer Payment History, Loan File 0x60xXXX months, GL Requirement 0x60xXX months Housing Payment History - 0x30xXX months, GL Requirement 1x30xXX months Job Stability- Loan File XXyears S/E, GL Requirement X years S/E Investor Experience- Loan File XX months X Property	VA	Investment	Purchase	NA	6700111	Originator Pre-Close	Yes
XXXX	xxxxx1378			Closed	2025-12-29 12:11	2025-12-31 04:27	Resolved	1 - Information	C	A	Credit	Credit	Deficient Income Documentation	Resolved-Resolved. X/XXXX bank statement received. - Due Diligence XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. XXXX and XXX used. - XXXXXX-XX/XX/XXXX Counter-Received XX/XXXX and XX/XXXX. Provide XX/XXXX bank statement. - Due Diligence XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX Open-XX/XXXX bank statement is located on page XX. Borrower's credit score is XXX but the loan LTV is XX%. Per the Matrix, the most recent X months bank statements are required when LTV is over XX%. Provide XX/XXXX bank statement. - Due Diligence XXXXXX-XX/XX/XXXX	Ready for Review-Document Uploaded. XXXX and XXX used. - XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX	Resolved-Resolved. X/XXXX bank statement received. - Due Diligence XXXXXX-XX/XX/XXXX	Two months XXXX XXXXX.pdf XX #XXXX - XX_XX_XXXX.pdf			MD	Primary Residence	Refinance	No Cash Out - Borrower Initiated	6838444	N/A	N/A
XXXX	xxxxx1378			Closed	2025-12-24 04:57	2025-12-30 21:19	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Requested previous HOI policy with effective date of X/XX/XXXX provided, updated & condition resolved. - Due Diligence XXXXXX-XX/XX/XXXX Resolved-Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX Open-Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Provide HOI policy with effective dates from X/XX/XXXX to XX/XX/XXXX - Due Diligence XXXXXX-XX/XX/XXXX	Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX	Resolved-Requested previous HOI policy with effective date of X/XX/XXXX provided, updated & condition resolved. - Due Diligence XXXXXX-XX/XX/XXXX Resolved-Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence XXXXXX-XX/XX/XXXX	HOI Eff X_XX_XX to X_XX_XX.pdf			MD	Primary Residence	Refinance	No Cash Out - Borrower Initiated	6784993	N/A	N/A
XXXX	xxxxx1378			Closed	2025-12-24 07:30	2025-12-29 11:42	Waived	2 - Non-Material	B	B	Credit	Income/Employment	Income/Employment General	Waived-Exception page XXX Exception Reason: OTHER- Business being used to qualify w as established X-XX-XX. Per the P&L, borrower has been S/ E for XX years and was previously reporting income as a sole proprietor/ schedule C. Client elects to waive with the following compensating factors. - Due Diligence XXXXXX-XX/XX/XXXX		Waived-Exception page XXX Exception Reason: OTHER- Business being used to qualify w as established X-XX-XX. Per the P&L, borrower has been S/ E for XX years and was previously reporting income as a sole proprietor/ schedule C. Client elects to waive with the following compensating factors. - Due Diligence XXXXXX-XX/XX/XXXX			XX.XXX% DTI is below the maximum XX% DTI by XX.XXX%. XXX Representative credit score exceeds the minimum required of XXX by XX points Borrower has $XX,XXX residual income after all expenses. Minimum required per guideline is $X,XXX. 0x30 mortgage history for XX months. GL require 0x30xX months X months reserves, Minimum per guidelines is X months.	MD	Primary Residence	Refinance	No Cash Out - Borrower Initiated	6787316	Originator Pre-Close	Yes
XXXX	xxxxx1530			Closed	2025-12-23 11:37	2025-12-29 04:50	Resolved	1 - Information	D	A	Credit	Missing Doc	File does not contain all required Asset Statement(s)	Resolved-Resolved. Asset Worksheet received. - Due Diligence XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX Open-Provide Asset Worksheet - Due Diligence XXXXXX-XX/XX/XXXX	Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX	Resolved-Resolved. Asset Worksheet received. - Due Diligence XXXXXX-XX/XX/XXXX	XXXXXX Asset Worksheet.pdf			TX	Primary Residence	Refinance	Rate and Term	6766517	N/A	N/A
XXXX	xxxxx1533			Closed	2025-12-24 06:08	2025-12-28 02:08	Waived	2 - Non-Material	C	B	Credit	Eligibility	Ineligible Borrower per program guidelines	Waived-Client elects to waive with the following compensating factors: - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX Ready for Review-Client elects to waive with the following compensating factors: - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX Open-Guidelines do not allow entity to sign note Note & DOT is Singed By LLC. - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX	Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX	Waived-Client elects to waive with the following compensating factors: - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX	XXXXX XXX.pdf		Credit score XXX (XXX Min) Months Reserves XX (X Min) Personal guaranty signed.	OK	Investment	Purchase	NA	6786134	Originator Pre-Close	Yes
XXXX	xxxxx1552	Closed	2026-01-07 23:49	2026-01-15 05:01	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)	Resolved-Resolved. Revised CD dated XX/XX/XXXX and COC received. - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX

Resolved- - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX

Open- - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX

Ready for Review-Document Uploaded.  - XXXXXX-XX/XX/XXXX

Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Broker Fees. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXXXXX.XX(e)(X); XX CFR XXXXXXX.XX(e)(X); XX CFR XXXXXXX.XX(f)(X)(X)).  From Initial CD (XX/XX/XXXX) to Revised CD (XX/XX/XXXX) Broker Fees increased $XX.XX due to loan amount increasing from $XXX,XXX to $XXX,XXX.  Provide the COC for the Loan Amount increase. - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX

Open- - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX

														Open- - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX	Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX	Resolved-Resolved. Revised CD dated XX/XX/XXXX and COC received. - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX	XX increase CC.pdf			WA	Primary Residence	Purchase	NA	6975478	N/A	N/A
XXXX	xxxxx1552			Closed	2026-01-09 14:01	2026-01-09 14:01	Waived	2 - Non-Material	B	B	Credit	Eligibility	Cash reserves less than required by guidelines	Waived-Exception page XXX Min Departure Residence Months Reserves- Loan File X.XX months, XX Requirements Min X months Shortage reserves on departure home iao $X,XXX.XX - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX		Waived-Exception page XXX Min Departure Residence Months Reserves- Loan File X.XX months, XX Requirements Min X months Shortage reserves on departure home iao $X,XXX.XX - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX			Residual Income- Loan File $XX,XXX.XX, XX Requirement Min $XXXX Borrower Contribution- Loan File XX%, XX Requirement X% of sale price Consumer Payment History- Loan File XxXXxXX months, XX Requirement XxXXxXX months Housing Payment History- Loan File XxXXxXX months, XX Requirement XxXXxXX months Job Stability- Loan File S/E XX years, S/E X years	WA	Primary Residence	Purchase	NA	7015441	Originator Pre-Close	Yes
XXXX	xxxxx1600			Closed	2026-01-11 09:14	2026-01-15 03:48	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Resolved, received income calculator with lower income. - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX Open-Missing either bank statement calculator with out XX/XXXX present or bank statements for XX/XX. Income per worksheet with XX/XXXX deposit is $XX,XXX.XX however without XX/XXXX bank statement calculation is $XX,XXX.XX which is a difference of $X,XXX.XX. - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX	Ready for Review-Document Uploaded. - XXXXXX-XX/XX/XXXX	Resolved-Resolved, received income calculator with lower income. - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX	XX mo Bank Calc- XXX% Ownership & X% Exp = $XX,XXX.pdf XXXXXXX XXXX.pdf XXXXXXX XXXX.pdf			FL	Primary Residence	Refinance	Cash Out - Other	7026331	N/A	N/A
XXXX	xxxxx1600	Closed	2026-01-09 00:44	2026-01-15 03:34	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-Resolved, The loan meets XXXX Guidelines and is a Compliant XXXX loan. - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX

Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal XXXX threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXXXXX.XX(a)(X)(X)) This loan failed the higher-priced mortgage loan test. (  XX CFR § XXXXXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX, and the Final Closing disclosure on Pg#’s XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX-XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XX. The loan meets XXXX guidelines, resolved. - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX

Open- - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX

Open- - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX	Resolved-Resolved, The loan meets XXXX Guidelines and is a Compliant XXXX loan. - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX

 Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal XXXX threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXXXXX.XX(a)(X)(X)) This loan failed the higher-priced mortgage loan test. (  XX CFR § XXXXXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXXXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX, and the Final Closing disclosure on Pg#’s XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX-XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XX. The loan meets XXXX guidelines, resolved. - XXXX XXXXXXXX XXXXXX-XX/XX/XXXX

																				FL	Primary Residence	Refinance	Cash Out - Other	6999831	N/A	N/A